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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):    [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPINNAKER CAPITAL LIMITED
Address:  6 GROSVENOR STREET
          LONDON W1K4DJ
          UNITED KINGDOM

Form 13F File Number: 28- 12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   ALEXIS HABIB
Title:  AUTHORIZED SIGNATORY
Phone:  +442079032900

Signature, Place, and Date of Signing:

     /S/ ALEXIS HABIB         LONDON, ENGLAND UK          April 8, 2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name

28-
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       3

Form 13F Information Table Value Total:    122,592
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.  Form 13F File Number  Name

      1    28-12864              SPINNAKER ASSET MANAGEMENT - SAM LIMITED

      [Repeat as necessary.]

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                          FORM 13F INFORMATION TABLE

  COLUMN 1         COLUMN 2    COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
   --------     -------------- -------- -------- ---------------- ---------- -------- ----------------
                                         VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS  CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
--------------  -------------- -------- -------- ------- --- ---- ---------- -------- ---- ------ ----

[Repeat as Necessary]

                                                                        No. of
                                                             Value     Shares /
                                    Title of                (U.S.$     Principal        Investment   Other     Voting
Name of Issuer                       Class       CUSIP     thousands)   Amount    Type  Discretion  Managers  Authority
ISHARES TR......................... MSCI
                                    EMERG
                                    MKT       464287 23 4   91,224     2,132,900  SH     DEFINED       1        NONE
JINKOSOLAR HLDG CO LTD............. NOTE
                                    4.000%
                                    5/1       47759T AA 8    3,095         5,000  BOND   DEFINED       1        NONE
SUNTECH PWR HLDGS CO LTD........... NOTE
                                    3.000%
                                    5/1       86800C AE 4   28,272       100,926  BOND   DEFINED       1        NONE